Cover	Oct. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2026
Entity File Number	000-25991
Entity Registrant Name	Manhattan Bridge Capital, Inc.
Entity Central Index Key	0001080340
Entity Tax Identification Number	11-3474831
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	60 Cutter Mill Road
Entity Address, City or Town	Great Neck
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11021
City Area Code	(516)
Local Phone Number	444-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LOAN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false